Document And Entity Information	Sep. 01, 2021
Document Information [Line Items]
Entity, Registrant Name	Statera Biopharma, Inc.
Document, Type	8-K
Document, Period End Date	Sep. 01, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-32954
Entity, Tax Identification Number	20-0077155
Entity, Address, Address Line One	2537 Research Boulevard, Suite 201
Entity, Address, City or Town	Fort Collins
Entity, Address, State or Province	CO
Entity, Address, Postal Zip Code	80526
City Area Code	888
Local Phone Number	613-8802
Entity, Information, Former Legal or Registered Name	Cytocom, Inc.
Title of 12(b) Security	Common stock, par value $0.005
Trading Symbol	STAB
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001318641